Federated InterContinental Fund
Federated InterContinental Fund (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to seek long-term capital appreciation.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated InterContinental Fund T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Federated InterContinental Fund T
Management Fee	0.90%
Distribution (12b-1) Fee	none
Other Expenses	0.85%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.76%
Fee Waivers and/or Expense Reimbursements	(0.45%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.31%
[1]	Because the Fund's T Shares are new, "Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.29% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) April 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	Federated InterContinental Fund T USD ($)
1 Year	$ 424
3 Years	790
5 Years	1,180
10 Years	$ 2,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests primarily in equity securities of foreign companies. The Fund may invest using any style (e.g., growth or value) and in companies of any size (including companies with large, medium or small market capitalizations) in both developed and emerging markets. A minimum of 50% of the Fund's net assets is invested in developed markets. In selecting securities, the Fund's investment adviser ("Adviser") focuses first on country selection, seeking to identify countries whose stock markets appear attractively valued relative to other countries, have better growth prospects, have attractive macroeconomic forces working in their favor and evidence other factors which the Adviser has identified as being correlated with market outperformance. Once a country's stock market has been selected for investment, the Adviser uses bottom up stock research and optimization models to select a group of stocks which give broad exposure to the targeted market. The models' stock selection criteria include, among other things, growth indicators, valuation indicators and corporate quality indicators. The Fund may buy or sell foreign currencies (which may be implemented through derivative contracts such as forward or future contracts) in lieu of or in addition to non-dollar denominated foreign equity securities in order to increase or decrease its exposure to foreign equity and/or currency markets. The Fund may invest in hybrid investments (such as notes linked to underlying securities, indices or commodities), or derivative contracts (such as futures, options and swaps), as well as exchange-traded funds (ETFs) to implement its investment strategy and to hedge against losses in the Fund. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio's exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of a derivative contract, or realize gains from trading a derivative contract.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company, whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market. Among other factors, equity securities may decline in value because of an increase in interest rates or changes in the stock market. Recent and potential future changes in industry and/or economic trends, as well as changes in monetary policy made by central banks and/or their governments, also can affect the level of interest rates and contribute to the development of or increase in volatility, illiquidity, shareholder redemptions and other adverse effects (such as a decline in a company's stock price), which could negatively impact the Fund's performance.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or the stock market. Economic, political and financial conditions, or industry or economic trends and developments, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions, or other potentially adverse effects.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies and national governments, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by the risks of foreign investing.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally-planned economies.
  Greater China Risk. Although larger and/or more established than many emerging markets, the markets of the Greater China region function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. Investments in the Greater China region may be subject to the risks associated with trading on less-developed trading markets, in addition to acute political risks such as possible negative repercussions resulting from China's relationship with Taiwan or Hong Kong, restrictions on monetary repatriation, or other adverse government actions. As export-driven economies, the economies of countries in the Greater China region are affected by developments in the economies of their principal trading partners.
  Liquidity Risk. The securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Risk Related to Company Capitalization. The Fund may invest in companies with market capitalizations of any size, including small-capitalization and mid-capitalization (or "small-cap" and "mid-cap") companies. The additional risks posed by small-cap and mid-cap companies could increase the volatility of the Fund's portfolio and performance. Shareholders should expect that the value of the Fund's Shares will be more volatile than a fund that invests exclusively in large-cap companies.
  Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
  Real Estate Investment Trust Risk. Real estate investment trusts ("REITs") carry risks associated with owning real estate, including the potential for a decline in value due to economic or market conditions.
  Investment Style Risk. The Fund may employ a combination of styles that impact its risk characteristics, such as growth and value investing. Due to the Fund's style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as stock market, credit, currency, liquidity and leverage risks.
  Counterparty Credit Risk. Includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations.
  Leverage Risk. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Exchange-Traded Funds Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). Investing in an ETF may incur additional fees and/or expenses which would, therefore, be borne indirectly by the Fund in connection with any such investment.
  Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The Fund is the successor to the Rochdale Atlas Portfolio pursuant to a reorganization that occurred on August 24, 2007. Information provided for periods prior to August 24, 2007, is historical information for the Rochdale Atlas Portfolio, which was managed by Rochdale Investment Management and had the same investment objective and similar strategies as the Fund.

The bar chart and performance table below reflect historical performance data for the Fund. The Fund's Class T Shares ("T class") has not yet commenced operations. The Fund currently offers five other classes of shares: Class A Shares ("A class"), Class B Shares, Class C Shares, Institutional Shares and R6 Shares. The T class performance information shown below is for the Fund's A class and has not been adjusted since the T class is expected to have the same net expense ratio as the A class.

The bar chart and performance table below are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's T class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.
Federated InterContinental Fund - T Class

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's T class highest quarterly return was 23.32% (quarter ended June 30, 2009). Its lowest quarterly return was (24.54)% (quarter ended September 30, 2011).
Average Annual Total Return Table
The Fund's T class has not yet commenced operations. The T class performance information shown below is for the Fund's A class as described above.

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's T class to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Plan or other tax-advantaged investment plan.

(For the Period Ended December 31, 2016)
Average Annual Total Returns - Federated InterContinental Fund		1 Year	5 Years	10 Years
T		(10.40%)	1.30%	(1.17%)
T | Return After Taxes on Distributions		(11.10%)	1.07%	(1.32%)
T | Return After Taxes on Distributions and Sale of Fund Shares		(5.89%)	1.09%	(0.59%)
Morgan Stanley Capital International All Country World Index ex USA (reflects no deduction for fees, expenses or taxes)	[1]	4.50%	5.00%	0.96%
[1]	The MSCI ACWI ex USA captures large- and mid-cap representation across 22 of 23 developed markets countries (excluding the U.S.) and 23 emerging markets countries. The index covers approximately 85% of the global equity opportunity set outside the Untied States.